Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
Defensive Market Strategies Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Defensive Market Strategies® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Defensive Market Strategies Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	•To pursue its investment objective, the Fund utilizes principal investment strategies managed by the Fund’s investment sub-advisers (“Sub-Advisers”) under the ultimate supervision of GuideStone Capital Management, LLC (the “Adviser”). The Adviser seeks to combine principal strategies in order to manage to a targeted level of equity market sensitivity (or beta) consistent with the composite index of the Fund. This combination of principal strategies is intended to result in the Fund obtaining investment returns consistent with the equity market, but with lower volatility when compared to the equity market. This reduced market volatility is intended to reduce the downside risk of the Fund relative to that of the equity market. In general, the Fund seeks to meet its investment objective by seeking greater participation in equity market gains than in equity market losses. The Adviser determines the allocation of assets among the principal strategies and seeks to ensure an allocation that will allow the Fund to maintain its reduced volatility as compared to the broader market. Each Sub-Adviser is in turn responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.•The principal strategies, and the range of assets that will generally be allocated to each, are as follows:Principal StrategyRange of AssetsLong Only Equity30%-80%Convertible Bond0%-50%Long-Short Equity0%-35%Options Equity0%-35%•The Adviser monitors the Fund’s investments and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, employ different investment strategies and styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective. The Adviser may increase or decrease a strategy’s weighting within the stated range of Fund assets to a level deemed appropriate to further the Fund’s investment objective.•The four principal investment strategies that the Fund employs are discussed below:•The Long Only Equity Strategy will invest in one or two main components: a “value-yield” component that focuses primarily on dividend paying equity securities and a “U.S. defensive equity” component that focuses primarily on U.S. equity securities with lower volatility compared to the broader equity market. Pursuant to the Long Only Equity Strategy, the Fund primarily invests in common stocks of U.S. companies but may also invest in common stocks of foreign companies either on a foreign exchange or through depositary receipts, which may be sponsored or unsponsored. The Fund may invest in common stocks of foreign companies in countries having economies and markets generally considered to be developed and, to a lesser extent, companies located in emerging markets. The Fund may also invest in preferred stocks and real estate investment trusts (“REITs”) and other real estate related companies (companies that derive their revenue from, or have their assets in, real estate, including the ownership, construction, management or sale of real estate).•The Convertible Bond Strategy involves investments in convertible securities. A convertible security is a security — usually a bond or preferred stock — that can be converted into a different security, typically shares of a company’s common stock. While the Fund has broad discretion to invest in all types of convertible securities of U.S. issuers, the Fund focuses primarily on investments in convertible bonds. The Fund may also invest in convertible securities of non-U.S. issuers. The Fund may invest in obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations. The Fund may invest in both investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds) subject to a maximum of 50% of its total assets in junk bonds (“Baa” category as rated by Moody’s Investors Service, Inc. or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd.).•The Long-Short Equity Strategy involves a long component and a short component. The long component primarily involves investments in equity securities with a focus on the capital appreciation of those securities. The short component involves making short sales of stocks to profit from a decline in those stock’s values. The Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses. The strategy focuses primarily on U.S. equity securities and U.S. equity-related securities and may also include investments in non-U.S. equity securities, and to a lesser extent fixed income securities. The long or short strategy may use options, futures and swaps to gain exposure to stock indexes and individual equity securities.•The Options Equity Strategy seeks to capture potential value embedded in the pricing of equity index options (i.e., the expected difference between the exercise price of the option and the current market price of the index), while holding a portfolio that has lower volatility than the broader U.S. equity markets. The strategy involves the Fund writing cash settled put and/or call options on stock indexes (such as the S&P®500 Index) and fully covering those written put and call options with a mixture of U.S. Treasury Bills, U.S. Treasury Notes or U.S. government agency securities and a portfolio of stocks that collectively has characteristics similar to the stock index associated with the options sold. To a lesser extent, the strategy may also involve the Fund writing cash settled put or call options on individual stocks. When the Fund writes a put option on an index, it agrees (in return for receipt of the option price) to pay the option holder, upon exercise of the option prior to, or upon expiration, the difference between the exercise price and price of the index if the index price is below the exercise price at the time of exercise or expiration. When a put option’s exercise price is lower than the price of the index, the put option is “out of the money.” When the Fund writes a call option on an index, it agrees (in return for receipt of the option price) to pay the option holder, upon exercise of the option prior to, or upon expiration, the difference between the exercise price and price of the index if the index price is above the exercise price at the time of exercise or expiration. When a call option’s exercise price is higher than the price of the index, the call option is “out of the money.” By selling options that are out of the money, the Fund seeks to profit from the sales price of the options while capitalizing on the general tendency of options that are out of the money at the time of sale to expire without worth and without being exercised by the holder. The Fund determines whether an option is “out of the money” based on the probability that it will expire worthless based on implied market pricing.•The Fund may hold up to 20% of its assets in securities denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.•The Fund may use futures, options, swaps and forwards to gain exposure to foreign markets and currencies. The Fund may also use derivatives, including futures, options and forward contracts as a substitute for investing directly in an underlying asset, to increase return, to manage risk, to hedge against losses or as an alternative to selling a security short. Sub-Advisers may make currency investment decisions independent of their underlying security selections.•From time to time, based on economic and market conditions, the Fund may invest heavily in a particular economic sector or sectors.•The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund.•In accordance with the Adviser’s Christian values, the Fund may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Market Risk, Faith-Based Investing Risk, Equity Risk, Fixed Income Securities Risk and Options Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.There is no guarantee that the securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.•Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. Bonds rated below-investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.•Controlling Voting Interest Risk: In accordance with GuideStone Funds’ Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.•Convertible Securities Risk: In addition to the interest rate and credit risks applicable to fixed income securities, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”•Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction to which the Fund is party, may fail to pay interest or even principal due in a timely manner or at all.•Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.•Depositary Receipts Risk: Investments in depositary receipts (i.e., American Depositary Receipts) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.•Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.•Dividend Paying Securities Risk: There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.•Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, Russia and Asia (excluding Japan).•Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.•Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance.•Fixed Income Securities Risk: The value of fixed income securities held by the Fund will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Fund's debt securities to interest rates will increase with any increase in the duration of those securities. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Currently, interest rates are at or near historic lows. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed-income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed-income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.•Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.•Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.•Leverage Risk: The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.•Liquidity Risk: Certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, particularly in times of market turmoil or adverse investor perceptions. The Fund may be required to dispose of investments at unfavorable times or prices in order to satisfy redemptions, which may result in a loss or may be costly to the Fund. Illiquid investments may be more difficult to value. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.•Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. For example, the outbreak of the novel coronavirus disease (“COVID-19”) has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. Also, governments, their regulatory agencies or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large.•Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.•Options Risk: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying reference asset. When the Fund writes a covered call option, it assumes the risk that it will have to sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying security. If a call option that the Fund has written expires unexercised, the Fund will experience a gain in the amount of the premium it received; however, that gain may be offset by a decline in the market value of the underlying security during the option period. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at an exercise price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised put options.•Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.•Real Estate Investment Trust Risk: The Fund is subject to the risk that REITs’ and other real estate-related companies’ share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain. REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.•Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.•Short Sales and Short Position Risk: Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund. The Fund’s short strategy depends on counterparties from which the Fund borrows securities. The Fund must post collateral when borrowing securities and the Fund is subject to the risk of default by a counterparty, which could result in a loss of collateral and money owed to the Fund.•U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment.•Volatility Risk: The Fund may be unsuccessful in maintaining a portfolio of investments that minimize volatility, and there is a risk that the Fund may experience more than minimal volatility. Securities held by the Fund are subject to price volatility and the prices may not be any less, and may be more, volatile than the market as a whole. In addition, the use of volatility management techniques may limit the Fund’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of two broad-based market indexes and a composite index during the same periods.The S&P 500®Index and the Bloomberg Barclays 1-3 Month US Treasury Bill Index are provided to show how the Fund’s performance compares with the returns of indexes of securities that reflect market sectors in which the Fund invests. The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of the two broad-based market indexes to reflect the market sectors in which the Fund invests.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund’s Institutional Class returns, before taxes, averaged over certain periods of time, compare to the performance of two broad-based market indexes and a composite index during the same periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500®Index and the Bloomberg Barclays 1-3 Month US Treasury Bill Index are provided to show how the Fund’s performance compares with the returns of indexes of securities that reflect market sectors in which the Fund invests. The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of the two broad-based market indexes to reflect the market sectors in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Returns years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:13.51%6/30/2020Worst Quarter:(15.75)%3/31/2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/20
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
Defensive Market Strategies Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	$ 847
Defensive Market Strategies Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,166
2011	rr_AnnualReturn2011	2.43%
2012	rr_AnnualReturn2012	8.57%
2013	rr_AnnualReturn2013	18.22%
2014	rr_AnnualReturn2014	10.35%
2015	rr_AnnualReturn2015	2.16%
2016	rr_AnnualReturn2016	11.53%
2017	rr_AnnualReturn2017	12.35%
2018	rr_AnnualReturn2018	(1.69%)
2019	rr_AnnualReturn2019	19.38%
2020	rr_AnnualReturn2020	9.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.75%)
Defensive Market Strategies Fund | before taxes | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.08%
Five Years	rr_AverageAnnualReturnYear05	10.36%
Since Inception	rr_AverageAnnualReturnSinceInception	10.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
Defensive Market Strategies Fund | before taxes | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.86%
Five Years	rr_AverageAnnualReturnYear05	10.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
Defensive Market Strategies Fund | After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.95%	[1]
Five Years	rr_AverageAnnualReturnYear05	8.56%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%	[1]
Defensive Market Strategies Fund | after taxes on distributions and sale of Fund shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.20%	[1]
Five Years	rr_AverageAnnualReturnYear05	7.55%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%	[1]
Defensive Market Strategies Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.34%
Five Years	rr_AverageAnnualReturnYear05	15.20%
Since Inception	rr_AverageAnnualReturnSinceInception	15.15%
Defensive Market Strategies Fund | Bloomberg Barclays 1-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.54%
Five Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Defensive Market Strategies Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.98%
Five Years	rr_AverageAnnualReturnYear05	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.